Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses
Prepaid energy services(b)	$ 25,692	$ 26,582
Prepaid insurance	15,794	13,568
Deferred costs of works for taxes	4,855	4,138
Other prepaid expenses	4,174	2,373
Prepaid expenses	50,515	46,661
Classification by maturity:
Current portion	25,709	20,969
Non-current portion	24,806	25,692
Prepaid expenses	$ 50,515	$ 46,661